Derivative financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and fair value of derivative instruments reported in the Consolidated Financial Position
The location and fair value of derivative instruments reported in Statement 3 are as follows:

(Millions of dollars)	Consolidated Statement of Financial Position Location	Asset (Liability) Fair Value
		Years ended December 31,
		2012	2011	2010
Designated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$28	$54	$65
Machinery and Power Systems	Long-term receivables — trade and other	—	19	52
Machinery and Power Systems	Accrued expenses	(66)	(73)	(66)
Machinery and Power Systems	Other liabilities	—	(10)	(1)
Interest rate contracts
Machinery and Power Systems	Receivables — trade and other	—	—	1
Financial Products	Receivables — trade and other	17	15	14
Financial Products	Long-term receivables — trade and other	209	233	197
Financial Products	Accrued expenses	(8)	(6)	(18)
		$180	$232	$244

Undesignated derivatives
Foreign exchange contracts
Machinery and Power Systems	Receivables — trade and other	$31	$27	$120
Machinery and Power Systems	Accrued expenses	(63)	(12)	(46)
Machinery and Power Systems	Other liabilities	—	(85)	(58)
Financial Products	Receivables — trade and other	10	7	6
Financial Products	Accrued expenses	(6)	(16)	(9)
Interest rate contracts
Machinery and Power Systems	Accrued expenses	—	—	(6)
Financial Products	Receivables — trade and other	2	—	—
Financial Products	Accrued expenses	(1)	(1)	(1)
Commodity contracts
Machinery and Power Systems	Receivables — trade and other	1	2	17
Machinery and Power Systems	Accrued expenses	—	(9)	—
		$(26)	$(87)	$23

Schedule of effect of derivatives designated as fair value hedging instruments on Consolidated Results of Operations
The effect of derivatives designated as hedging instruments on Statement 1 is as follows:

Fair Value Hedges		Year ended December 31, 2012
(Millions of dollars)	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$(20)	$36
		$(20)	$36

		Year ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Machinery and Power Systems	Other income (expense)	$(1)	$1
Financial Products	Other income (expense)	39	(44)
		$38	$(43)

		Year ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts
Financial Products	Other income (expense)	$107	$(98)
		$107	$(98)

Schedule of effect of derivatives designated as cash flow hedging instruments on Consolidated Results of Operations

Cash Flow Hedges
(Millions of dollars)	Year ended December 31, 2012
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(78)	Other income (expense)	$(30)	[2]	$—
Interest rate contracts
Financial Products	1	Interest expense of Financial Products	4		(1)	[1]
	$(77)		$(26)		$(1)

	Year ended December 31, 2011
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$34	Other income (expense)	$70		$—
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(1)	Interest expense of Financial Products	(12)		(2)	[1]
	$33		$55		$(2)

	Year ended December 31, 2010
		Recognized in Earnings
	Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	Classification of Gains (Losses)	Amount of Gains (Losses) Reclassified from AOCI to Earnings		Recognized in Earnings (Ineffective Portion)
Foreign exchange contracts
Machinery and Power Systems	$(72)	Other income (expense)	$(1)		$2
Interest rate contracts
Machinery and Power Systems	—	Other income (expense)	(3)		—
Financial Products	(7)	Interest expense of Financial Products	(49)		(1)	[1]
	$(79)		$(53)		$1

Effect of derivatives not designated as hedging instruments on the Consolidated Results of Operations
 The effect of derivatives not designated as hedging instruments on Statement 1 is as follows:

		Years ended December 31,
(Millions of dollars)	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts
Machinery and Power Systems	Other income (expense)	$62	$62	$(45)
Financial Products	Other income (expense)	6	(15)	16
Interest rate contracts
Machinery and Power Systems	Other income (expense)	2	(149)	(8)
Financial Products	Other income (expense)	—	—	2
Commodity contracts
Machinery and Power Systems	Other income (expense)	2	(17)	15
		$72	$(119)	$(20)